18 Trade receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables
Balance at beginning of the year	$ 2,105	$ 1,887
Increase	4,173	1,858
Decrease	(615)	(1,050)
Result from exposure to inflation	(1,058)	(590)
Balance at end of the year	$ 4,605	$ 2,105